Appendix 3 Details of Due Dates of Payments to Suppliers	12 Months Ended
Dec. 31, 2018
APPENDIX 3 DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS
Appendix 3 Details of Due Dates of Payments to Suppliers

APPENDIX 3 DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS:

This appendix forms an integral part of these consolidated financial statements.

	December 31, 2018				December 31, 2017
	Goods	Services	Other	Total	Goods	Services	Other	Total
Suppliers with Current Payments	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Up to 30 days	45,355,153	230,133,777	78,973,248	354,462,178	71,248,286	264,992,418	91,209,336	427,450,040
From 31 to 60 days	4,284,025	19,179,502	71,745,150	95,208,677	—	—	—	—
From 61 to 90 days	16,452,406	—	—	16,452,406	—	—	—	—
From 91 to 120 days	—	—	—	—	—	—	—	—
From 121 to 365 days	—	—	—	—	—	—	—	—
More than 365 days	—	6,766	2,106,099	2,112,865	—	4,485	—	4,485
Total	66,091,584	249,320,045	152,824,497	468,236,126	71,248,286	264,996,903	91,209,336	427,454,525